Pension, Retiree Medical and Savings Plans (Selected Information About Plans with Liability for Service to Date and Total Benefit Liability in Excess of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
United States Pension Plan of US Entity, Defined Benefit
Selected information for plans with liability for service to date in excess of plan assets
Liability for service to date	$ (661)	$ (577)
Fair value of plan assets	2	2
Selected information for plans with projected benefit liability in excess of plan assets
Benefit liability	(7,385)	(6,555)
Fair value of plan assets	6,103	5,589
Defined Benefit Plan, Fair Value of Plan Assets	12,224	11,462	$ 10,817
International
Selected information for plans with liability for service to date in excess of plan assets
Liability for service to date	(333)	(310)
Fair value of plan assets	288	259
Selected information for plans with projected benefit liability in excess of plan assets
Benefit liability	(2,865)	(2,291)
Fair value of plan assets	2,583	2,135
Defined Benefit Plan, Fair Value of Plan Assets	3,002	2,777	2,463
Retiree Medical Plan
Selected information for plans with projected benefit liability in excess of plan assets
Benefit liability	(1,439)	(1,384)
Fair value of plan assets		406
Defined Benefit Plan, Fair Value of Plan Assets	$ 415	$ 406	$ 365